Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 96
Ending Balance	102	$ 96
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	187	190
Additions	19	16
Reclassification	(1)	(1)
Disposals	(5)	(12)
Currency translation effects	1	(6)
Ending Balance	201	187
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(91)	(86)
Depreciation charge	(13)	(20)
Disposals	5	12
Currency translation effects	0	3
Ending Balance	(99)	(91)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	17
Ending Balance	18	17
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	17	17
Additions	0	0
Reclassification	1	0
Disposals	0	0
Currency translation effects	0	0
Ending Balance	18	17
Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation charge	0	0
Disposals	0	0
Currency translation effects	0	0
Ending Balance	0	0
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	56
Ending Balance	$ 59	$ 56
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Range	5 years	5 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Range	20 years	20 years
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 102	$ 104
Additions	1	0
Reclassification	8	5
Disposals	0	(5)
Currency translation effects	0	(2)
Ending Balance	111	102
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(46)	(42)
Depreciation charge	(6)	(10)
Disposals	0	5
Currency translation effects	0	1
Ending Balance	(52)	(46)
Equipments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	18
Ending Balance	$ 22	$ 18
Equipments [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Range	2 years	2 years
Equipments [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Range	20 years	20 years
Equipments [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 63	$ 62
Additions	1	2
Reclassification	9	9
Disposals	(5)	(7)
Currency translation effects	1	(3)
Ending Balance	69	63
Equipments [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(45)	(44)
Depreciation charge	(7)	(10)
Disposals	5	7
Currency translation effects	0	2
Ending Balance	(47)	(45)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5
Ending Balance	3	5
Assets under construction [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5	7
Additions	17	14
Reclassification	(19)	(15)
Disposals	0	0
Currency translation effects	0	(1)
Ending Balance	3	5
Assets under construction [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation charge	0	0
Disposals	0	0
Currency translation effects	0	0
Ending Balance	$ 0	$ 0